Expense Example - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653